Discontinued operations and assets and liabilities of disposal groups (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued operations and assets and liabilities of disposal groups
Schedule of profit/(loss) net of tax and operating cash flows attributable to discontinued operations

	2022	2021	2020
	£m	£m	£m

Interest receivable	177	339	360
Net interest income	177	339	360
Non-interest income(1)	(472)	13	33
Total income	(295)	352	393
Operating expenses	(38)	(47)	(47)
(Loss)/profit before impairment releases/(losses)	(333)	305	346
Impairment releases/(losses)	71	162	(144)
Operating (loss)/profit before tax	(262)	467	202
Tax charge	—	(3)	(9)
(Loss)/profit from discontinued operations, net of tax	(262)	464	193

(1)	Excludes gain of £20 million (€24 million) recognised by NatWest Group as a result of acquisition of PTSB shares in relation to disposal of UBIDAC assets to PTSB.

8 Discontinued operations and assets and liabilities of disposal groups continued

	2022	2021	2020
	£m	£m	£m
Net cash flows from operating activities	1,090	2,212	(816)
Net cash flows from investing activities	6,164	—	—
Net increase/(decrease) in cash and cash equivalents	7,254	2,212	(816)

Schedule of assets and liabilities of disposal groups

	2022	2021
	£m	£m
Assets of disposal groups
Loans to customers - amortised cost	1,458	9,002
Other financial assets - loans to customers	5,397	—
Derivatives	—	5
Other assets	6	8
	6,861	9,015
Liabilities of disposal groups
Other liabilities	15	5
	15	5

Net assets of disposal groups	6,846	9,010